Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

For the JPMorgan SmartRetirement 2060 Fund, the Fund’s Institutional Shares are currently offered on a limited basis to Group Retirement Plans and Section 529 college savings plans. As such, on April 3, 2017, the Institutional Shares will be renamed Class R5 Shares and the limited offering will be removed.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement Income Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2015 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2030 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2035 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2040 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2045 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2050 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2055 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2060 Fund

(Institutional Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated November 1, 2016

To the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016

Institutional Class Shares

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Shares”) of the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Shares and Change to Shareholder Eligibility

Effective on or about April 3, 2017, each Fund’s Institutional Shares will be redesignated as and renamed Class R5 Shares (the “Transition”). At that time, the ongoing eligibility for the renamed class will be changed to match the eligibility for the Class R5 Shares of other J.P. Morgan Funds, except that other J.P. Morgan Funds of Funds are not permitted to invest in the Funds. The Class R5 Shares of the other JPMorgan Funds are limited to investments by group retirement plans, Section 529 college savings plans and certain other J.P. Morgan Funds of Funds.

Therefore, beginning as of the time of the Transition, the eligibility of each Fund’s new Class R5 Shares will be as follows:

•
Group Retirement Plans — The only retirement plans that are eligible to purchase Class R5 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.

•	Section 529 college savings plans.

Any current shareholders in the Fund’s Institutional Shares who would not otherwise be eligible to own Class R5 Shares after the Transition but who held Institutional Shares prior to the Transition can continue to purchase the Class R5 Shares in accounts that existed at the time of the Transition.

For the JPMorgan SmartRetirement 2060 Fund, the Fund’s Institutional Shares are currently offered on a limited basis to Group Retirement Plans and Section 529 college savings plans. As such, on April 3, 2017, the Institutional Shares will be renamed Class R5 Shares and the limited offering will be removed.

Other Changes to the Institutional Shares as a Result of the Transition

•	At the time of the Transition, certain operational features will be changed as follows:

•	If you have online trading or other online account features set up, these features will be discontinued effective as of the date of the Transition

•
Your exchange privileges will be changed. Currently Institutional Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, subject to meeting any applicable investment minimum and eligibility requirements, your renamed Class R5 Shares may be exchanged for Class R5 Shares of another J.P. Morgan Fund, or any other class of shares of your Fund. Please note that if you don’t generally meet the eligibility requirements for Class R5 Shares, after the Transition you will not be able to exchange from the Fund into Class R5 Shares of another J.P. Morgan Fund

If these features are important to you, you may want to consider exchanging your Institutional Shares into another J.P. Morgan Fund prior to the Transition. Such exchange will, however, generally be considered a sale, and generally results in a capital gain or loss, for federal income tax purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE